Net Loss Per Share - Schedule of basic and diluted net loss per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss)		$ (7,032)	$ (3,053)	$ (9,896)	$ (7,418)
Weighted-average number of common shares outstanding, Basic		45,178,576	45,156,145	45,170,994	45,122,446
Weighted-average number of common shares outstanding, Diluted		45,178,576	45,156,145	45,170,994	45,122,446
Basic and diluted net loss per common share, Basic	$ (0.16)	$ (0.16)	$ (0.07)	$ (0.22)	$ (0.16)
Basic and diluted net loss per common share, Diluted	$ (0.16)	$ (0.16)	$ (0.07)	$ (0.22)	$ (0.16)